Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY DISCLOSURES
Summary of significant related party transactions

($ millions)	2018	2017

Sales(1)	723	590

Purchases	237	223

Accounts receivable	33	44

Accounts payable and accrued liabilities	15	28

(1)         Includes sales to Parachem Chemicals Inc. of $338 million (2017 – $301 million).

Schedule of compensation of Key Management Personnel
($ millions)	2018	2017

Salaries and other short-term benefits	15	12

Pension and other post-retirement benefits	5	5

Share-based compensation	32	49

	52	66